Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	North Capital Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001761511
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 02, 2021
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
North Capital Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – North Capital Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The North Capital Treasury Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or continue to hold all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its investment objective, the Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).  Government money market funds are required to invest at least 99.5% of their total assets in:  (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are fully collateralized (i.e., backed by cash or government securities).  Government money market funds are exempt from requirements to impose liquidity fees and/or temporary redemption gates, however, government money market funds may elect to impose these fees.  The Fund has elected to not impose liquidity fees or redemption gates at this time.

As a government money market fund, the Fund values its securities using the amortized cost method.  The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.  Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowing for investment purposes) in securities issued or guaranteed by the U.S. Treasury and/or repurchase agreements that are fully collateralized by securities issued or guaranteed by the U.S. Treasury.  The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The Adviser has no legal obligation to provide financial support to the Fund, and you should not expect that the Adviser will provide financial support to the Fund at any time.  The Fund should not be relied upon as a complete investment program.  There can be no assurance that the Fund will achieve its investment objective.  The Fund is subject to the principal risks summarized below, and these risks are more fully described in the section “Additional Information About Principal Investment Strategies and Related Risks” in the Prospectus.

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times.  If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.

Interest Rate Risk.  Increases in interest rates adversely affects the Fund’s yield relative to prevailing market rates and the market value of its securities or instruments.  Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Market Risk.  Overall market risks may affect the value of the Fund.  Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, climate change and climate related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Limited History of Operations Risk.  The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Management Risk.  The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.  The Adviser has not previously managed a mutual fund.

 Credit Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation.  Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Repurchase Agreements Risk.  Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price.  Repurchase agreements are subject to market risk with respect to the collateral securing the repurchase agreements and credit risk with respect to the counterparty.  In the event of a bankruptcy or other default by the counterparty, the Fund could experience delays and potential losses in liquidating the underlying security.

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Certain U.S. Government securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  To the extent the Fund invests in securities that are not U.S. Treasuries or repurchase agreements that are not collateralized by U.S. Treasuries, it may be subject to the foregoing risks.  Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The bar chart shows you the variability of the Fund’s returns from year to year. The table illustrates the Fund’s average annual total returns over the time periods indicated compared with those of a broad-based securities market index. Updated performance information will be available at no cost by visiting www.northcapital.com/northcapitalfunds or by calling 833-2-NCFUND or 833-262-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows you the variability of the Fund’s returns from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	833-2-NCFUND or 833-262-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northcapital.com/northcapitalfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	0.25% (Quarter Ended March 31, 2020)
Worst Quarter	0.02% (Quarter Ended December 31, 2020)
Year to Date Return as of: June 30, 2021	0.02%
7-Day Yield on December 31, 2020	0.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2020)
North Capital Treasury Money Market Fund | 3-month Treasury Bill in Secondary Market Transactions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.37%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.81%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 19, 2019
North Capital Treasury Money Market Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NCGXX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	186.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	186.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(186.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	499
10 Years	rr_ExpenseExampleYear10	$ 1,175
Annual Return 2020	rr_AnnualReturn2020	0.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.37%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 19, 2019
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-Day Yield on December 31, 2020
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.07%

[1]	Data provided by the Federal Reserve Bank of St. Louis.
[2]	the Fund's Institutional Class Shares commenced operations on July 19, 2019.
[3]	North Capital, Inc., the Fund's investment adviser (the "Adviser") has contractually agreed to waive its fees and reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed (i) 0.45% of average daily net assets of Institutional Class shares until at least August 31, 2022 and (ii) 1.00% of average daily net assets of Institutional Class Shares until at least August 31, 2031. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if there are waived amounts that have not been recouped outstanding and such recoupment, after giving effect to the recouped amounts, can be achieved within the lower of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the "Board") of North Capital Funds Trust (the "Trust"), of which the Fund is a series, on 60 days' written notice to the Adviser.